UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       February 14, 2012
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              29
                                              ---------------

Form 13F Information Table Value Total:           $918,424
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                            Anchorage Capital Group, L.L.C.
                                                              FORM 13F Information Table
                                                           Quarter Ended December 31, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                                          --------   -------   ---  ----  ---------- --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION   COM              060505104    43,449   7,814,500  SH   CALL    SOLE              7,814,500
BEAZER HOMES USA INC          COM              07556Q105    11,099   4,475,297  SH           SOLE              4,475,297
BEAZER HOMES USA INC          NT SUB7.5%2013   07556Q402     1,650     125,000  PRN          SOLE                               NONE
BEAZER HOMES USA INC          UNIT 99/99/9999  07556Q501     1,089      90,000  SH           SOLE                 90,000
BEAZER HOMES USA INC          COM              07556Q105       744     300,000  SH   CALL    SOLE                300,000
BRUNSWICK CORP                COM              117043109    43,585   2,413,330  SH           SOLE              2,413,330
CENTRAL PAC FINL CORP         COM NEW          154760409   122,263   9,463,095  SH           SOLE              9,463,095
CIT GROUP INC                 COM NEW          125581801    48,330   1,386,000  SH           SOLE              1,386,000
DANA HLDG CORP                COM              235825205    15,376   1,265,500  SH           SOLE              1,265,500
DELPHI AUTOMOTIVE PLC         SHS              G27823106   154,709   7,182,418  SH           SOLE              7,182,418
DORAL FINL CORP               COM NEW          25811P886     5,556   5,812,092  SH           SOLE              5,812,092
EXPRESS SCRIPTS INC           COM              302182100    80,442   1,800,000  SH   CALL    SOLE              1,800,000
FAIRPOINT COMMUNICATIONS INC  COM NEW          305560302    11,166   2,578,661  SH           SOLE              2,578,661
GENERAL MTRS CO               COM              37045V100     4,157     205,100  SH           SOLE                205,100
GENERAL MTRS CO               JR PFD CNV SRB   37045V209    13,700     400,000  PRN          SOLE                               NONE
GENERAL MTRS CO               *W EXP 07/10/20  37045V118    13,544   1,154,638  SH           SOLE              1,154,638
GENERAL MTRS CO               *W EXP 07/10/20  37045V126     9,029   1,154,638  SH           SOLE              1,154,638
HAMPTON ROADS BANKSHARES INC  COM NEW          409321502    19,712   7,194,008  SH           SOLE              7,194,008
KB HOME                       COM              48666K109    22,646   3,370,000  SH           SOLE              3,370,000
LEAR CORP                     COM NEW          521865204    49,985   1,255,900  SH           SOLE              1,255,900
MGIC INVT CORP WIS            COM              552848103     5,906   1,583,500  SH           SOLE              1,583,500
NORTEK INC                    COM NEW          656559309    35,151   1,343,698  SH           SOLE              1,343,698
SEABRIDGE GOLD INC            COM              811916105     3,222     200,000  SH           SOLE                200,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103    62,750     500,000  SH   PUT     SOLE                500,000
SPRINT NEXTEL CORP            COM              852061900     9,360   4,000,000  SH   CALL    SOLE              4,000,000
STERLING FINL CORP WASH       COM NEW          859319303    37,955   2,272,727  SH           SOLE              2,272,727
SUN BANCORP INC               COM              86663B102    20,474   8,460,421  SH           SOLE              8,460,421
SYNOVUS FINL CORP             COM              87161C105    52,180  37,007,000  SH           SOLE             37,007,000
TRANSOCEAN LTD                REG SHS          H8817H100    19,195     500,000  SH           SOLE                500,000